UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 28, 2012	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

February 29, 2012 (unaudited)

	Shares	Value		Shares	Value
Common Stocks - 98.4%			Weyerhaeuser Co.	423,460	$8,846,079
Consumer Discretionary - 15.0%			Total Financials		51,605,537
Amazon.com, Inc.*	61,120	$10,982,653	Health Care - 11.7%
Bed Bath & Beyond, Inc.*	140,460	8,391,080	Abbott Laboratories	202,990	11,491,264
CBS Corp., Class B	297,220	8,886,878	Agilent Technologies, Inc.*	204,000	8,898,480
Chipotle Mexican Grill, Inc.	15,310	5,974,268	Allergan, Inc.	83,370	7,469,118
Coach, Inc.	101,410	7,589,524	Biogen Idec, Inc.*	66,820	7,782,525
Ford Motor Co.	693,750	8,588,625	Cardinal Health, Inc.	248,970	10,344,703
Limited Brands, Inc.	156,030	7,260,076	Covidien PLC	136,420	7,127,945
Nordstrom, Inc.	164,040	8,795,825	Intuitive Surgical, Inc.*	8,040	4,113,425
Omnicom Group, Inc.	185,250	9,158,760	Johnson & Johnson	267,570	17,413,456
priceline.com, Inc.*	12,290	7,706,076	Stryker Corp.	192,590	10,330,528
Ralph Lauren Corp.	20,490	3,559,728	Total Health Care		84,971,444
Staples, Inc.	631,120	9,252,219	Industrials - 13.2%
Starbucks Corp.	114,710	5,570,318	Chicago Bridge & Iron Co., N.V.	180,060	8,376,391
TJX Cos., Inc.	207,780	7,606,826	Cummins, Inc.	41,920	5,054,294
Total Consumer Discretionary		109,322,856	Expeditors International of Washington, Inc.	233,760	10,198,949
Consumer Staples - 9.4%			Honeywell International, Inc.	144,830	8,627,523
Church & Dwight Co., Inc.	156,870	7,488,974	Joy Global, Inc.	101,132	8,794,439
Clorox Co., The	124,640	8,426,910	Norfolk Southern Corp.	151,340	10,427,326
Costco Wholesale Corp.	101,750	8,756,605	Owens Corning*	284,970	9,019,301
Kellogg Co.	170,540	8,927,769	PACCAR, Inc.	163,330	7,514,813
Kroger Co., The	363,090	8,637,911	Parker Hannifin Corp.	98,130	8,813,055
Philip Morris International, Inc.	111,070	9,276,566	Stericycle, Inc.*	102,350	8,880,910
Procter & Gamble Co., The	164,630	11,115,818	United Technologies Corp.	126,570	10,615,426
Whole Foods Market, Inc.	71,090	5,739,807	Total Industrials		96,322,427
Total Consumer Staples		68,370,360	Information Technology - 29.4%
Energy - 8.0%			Accenture PLC, Class A	125,750	7,487,155
Alpha Natural Resources, Inc.	435,560	8,083,993	Adobe Systems, Inc.*	193,590	6,367,175
Anadarko Petroleum Corp.	82,920	6,975,230	Apple, Inc.*	18,460	10,013,442
Chesapeake Energy Corp.	301,300	7,532,500	Applied Materials, Inc.	557,210	6,820,250
Halliburton Co.	290,760	10,638,908	Autodesk, Inc.*	248,890	9,420,487
Murphy Oil Corp.	94,480	6,041,051	Broadcom Corp., Class A*	202,910	7,538,106
National Oilwell Varco, Inc.	74,670	6,162,515	Cisco Systems, Inc.	431,120	8,570,665
Occidental Petroleum Corp.	54,900	5,729,913	Citrix Systems, Inc.	117,840	8,807,362
Range Resources Corp.	107,670	6,856,426	Cognizant Technology Solutions Corp., Class A*	109,290	7,754,126
Total Energy		58,020,536	EMC Corp.*	279,940	7,751,539
Financials - 7.1%			F5 Networks, Inc.*	46,970	5,869,371
Discover Financial Services	254,180	7,627,942	Google, Inc., Class A*	25,690	15,882,843
JPMorgan Chase & Co.	227,370	8,921,999	Hewlett-Packard Co.	266,720	6,750,683
Northern Trust Corp.	195,750	8,693,258	Lam Research Corp.*	173,290	7,226,193
T Rowe Price Group, Inc.	139,580	8,596,732	Marvell Technology Group, Ltd.	566,090	8,491,350
Wells Fargo & Co.	285,060	8,919,527	Microsoft Corp.	243,180	7,718,533

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Information Technology - 29.4% (continued)			Freeport-McMoRan Copper & Gold, Inc., Class B	188,402	$8,018,389
NVIDIA Corp.*	371,450	$5,627,468	Sherwin-Williams Co., The	85,050	8,772,908
Paychex, Inc.	274,280	8,584,964	Total Materials		33,586,125
Polycom, Inc.*	403,480	8,331,862	Total Common Stocks
QUALCOMM, Inc.	239,500	14,892,110	(cost $645,190,117)		715,798,952
Red Hat, Inc.*	181,040	8,954,238	Other Investment Companies - 1.1%[1]
Symantec Corp.*	493,580	8,805,467
Teradata Corp.	150,330	10,004,462	Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%
Visa, Inc., Class A	79,860	9,293,308	(cost $7,893,545)	7,893,545	7,893,545
VMware, Inc., Class A*	67,110	6,636,508	Total Investments - 99.5%
Total Information Technology		213,599,667	(cost $653,083,662)		723,692,497
Materials - 4.6%			Other Assets, less Liabilities - 0.5%		3,487,548
CF Industries Holdings, Inc.	53,060	9,869,160	Net Assets - 100.0%		$727,180,045
Cliffs Natural Resources, Inc.	109,100	6,925,668

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments

February 29, 2012 (unaudited)

	Shares	Value		Shares	Value
Common Stocks - 96.8%			Industrials - 13.9%
Consumer Discretionary - 15.0%			Expeditors International of Washington, Inc.	6,450	$281,414
Amazon.com, Inc.*	1,670	$300,082	Honeywell International, Inc.	5,020	299,041
Coach, Inc.	3,360	251,462	Joy Global, Inc.	3,450	300,012
Nordstrom, Inc.	4,490	240,754	Norfolk Southern Corp.	4,130	284,557
Omnicom Group, Inc.	6,360	314,438	PACCAR, Inc.	6,440	296,304
Ralph Lauren Corp.	1,380	239,747	Parker Hannifin Corp.	2,720	244,283
Starbucks Corp.	3,600	174,816	Total Industrials		1,705,611
TJX Cos., Inc.	8,550	313,016	Information Technology - 30.1%
Total Consumer Discretionary		1,834,315	Accenture PLC, Class A	4,120	245,305
Consumer Staples - 6.4%			Adobe Systems, Inc.*	7,360	242,070
Clorox Co., The	4,190	283,286	Apple, Inc.*	510	276,644
Philip Morris International, Inc.	3,870	323,222	Applied Materials, Inc.	18,470	226,073
Whole Foods Market, Inc.	2,190	176,821	Autodesk, Inc.*	7,530	285,011
Total Consumer Staples		783,329	Cisco Systems, Inc.	11,740	233,391
Energy - 7.5%			Citrix Systems, Inc.	3,400	254,116
Chesapeake Energy Corp.	12,330	308,250	Google, Inc., Class A*	490	302,943
Halliburton Co.	4,880	178,559	Mastercard, Inc., Class A	810	340,200
National Oilwell Varco, Inc.	2,310	190,644	Paychex, Inc.	7,520	235,376
Occidental Petroleum Corp.	2,270	236,920	QUALCOMM, Inc.	4,940	307,169
Total Energy		914,373	Red Hat, Inc.*	3,760	185,970
Financials - 8.0%			Teradata Corp.*	4,120	274,186
Discover Financial Services	8,450	253,585	VMware, Inc., Class A*	2,710	267,992
JPMorgan Chase & Co.	6,120	240,149	Total Information Technology		3,676,446
T Rowe Price Group, Inc.	3,950	243,281	Materials - 4.8%
Wells Fargo & Co.	7,760	242,810	Freeport-McMoRan Copper & Gold, Inc., Class B	6,690	284,726
Total Financials		979,825	Sherwin-Williams Co., The	2,880	297,072
Health Care - 11.1%			Total Materials		581,798
Allergan, Inc.	2,730	244,581	Total Investments - 96.8%
Cardinal Health, Inc.	6,440	267,582	(cost $10,514,510)		11,836,007
Covidien PLC	4,910	256,548	Other Assets, less Liabilities - 3.2%		392,216
Johnson & Johnson	4,450	289,606	Net Assets - 100.0%		$12,228,223
Stryker Corp.	5,630	301,993

Total Health Care		1,360,310

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

February 29, 2012 (unaudited)

	Shares	Value		Shares	Value
Common Stocks - 99.2%			People’s United Finlancial, Inc.	325,340	$4,096,031
Consumer Discretionary - 23.0%			T Rowe Price Group, Inc.	115,050	7,085,930
Bed Bath & Beyond, Inc.	111,820	$6,680,127	Total Financials		31,359,145
BorgWarner, Inc.*	74,310	6,155,840	Health Care - 13.3%
Chipotle Mexican Grill, Inc.*	15,386	6,003,925	Agilent Technologies, Inc.*	203,650	8,883,213
Deckers Outdoor Corp.*	29,930	2,237,567	CareFusion Corp.*	268,230	6,923,016
Dick’s Sporting Goods, Inc.	136,130	6,093,179	Cooper Cos., Inc., The	79,140	6,290,047
DSW, Inc., Class A	123,600	6,971,040	DENTSPLY International, Inc.	185,470	7,173,980
Fossil, Inc.*	76,410	9,320,492	Endo Pharmaceuticals Holdings, Inc.*	195,960	7,264,237
Gentex Corp.	378,840	8,959,566	Gen-Probe, Inc.*	118,500	8,091,180
Guess?, Inc.	183,480	6,357,582	Intuitive Surgical, Inc.	13,620	6,968,264
Limited Brands, Inc.	170,310	7,924,524	MAKO Surgical Corp.*	220,458	8,619,908
Michael Kors Holdings, Ltd.*	168,360	7,281,570	United Therapeutics Corp.*	156,010	7,446,357
PetSmart, Inc.	105,900	5,902,866	Waters Corp.*	65,330	5,853,568
Ralph Lauren Corp.	37,620	6,535,723	Watson Pharmaceuticals, Inc.*	106,950	6,237,324
Ross Stores, Inc.	112,360	5,992,159	Total Health Care		79,751,094
Steven Madden, Ltd.*	214,300	9,253,474	Industrials - 12.7%
Tempur-Pedic International, Inc.	42,180	3,332,220	Expeditors International of Washington, Inc.	151,940	6,629,142
Tesla Motors, Inc.*	261,260	8,728,697	Gardner Denver, Inc.	107,610	7,390,655
VF Corp.	30,600	4,469,130	Joy Global, Inc.	67,730	5,889,801
Weight Watchers International, Inc.	81,050	6,320,279	KBR, Inc.	199,340	7,240,029
Wendy’s Co., The	1,112,920	5,642,504	Kirby Corp.*	101,120	6,938,854
Williams-Sonoma, Inc.	208,380	8,043,468	Pall Corp.	113,200	7,182,540
Total Consumer Discretionary		138,205,932	Roper Industries, Inc.	72,660	6,649,843
Consumer Staples - 3.7%			Valmont Industries, Inc.	62,240	6,912,997
Herbalife, Ltd.	63,670	4,215,591	Wabtec Corp.	100,920	7,541,752
McCormick & Co., Inc.	141,920	7,159,864	Waste Connections, Inc.	239,640	7,793,093
Monster Beverage Corp.*	108,220	6,189,102	Watts Water Technologies, Inc., Class A	152,550	6,031,827
Whole Foods Market, Inc.	59,460	4,800,800	Total Industrials		76,200,533
Total Consumer Staples		22,365,357	Information Technology - 20.1%
Energy - 11.5%			Alliance Data Systems Corp.*	52,520	6,373,827
Arch Coal, Inc.	596,820	8,098,847	Altera Corp.	148,300	5,702,135
Cabot Oil & Gas Corp.	177,720	6,198,874	Atmel Corp.*	298,760	3,020,464
Cimarex Energy Co.	78,580	6,339,049	Autodesk, Inc.*	204,610	7,744,488
Core Laboratories N.V.	58,190	7,079,395	Avnet, Inc.*	142,720	5,100,813
EQT Corp.	116,220	6,161,984	Bankrate, Inc.*	246,638	5,879,850
FMC Technologies, Inc.	166,170	8,379,953	Cypress Semiconductor Corp.*	295,610	5,099,272
Oceaneering International, Inc.	125,040	6,785,921	F5 Networks, Inc.	47,810	5,974,338
Oil States International, Inc.*	58,310	4,735,938	Fortinet, Inc.	177,540	4,802,457
SM Energy Co.	86,070	6,775,430	Gartner, Inc.	167,700	6,751,602
Whiting Petroleum Corp.*	141,920	8,322,189	IPG Photonics Corp.*	89,100	4,689,333
Total Energy		68,877,580	Marvell Technology Group, Ltd.	469,570	7,043,550
Financials - 5.2%			MICROS Systems, Inc.*	173,630	9,016,606
CBRE Group, Inc., Class A*	219,050	4,015,186	NCR Corp.*	270,750	5,880,690
Hudson City Bancorp, Inc.	838,380	5,742,903	ON Semiconductor Corp.*	519,010	4,707,421
Huntington Bancshares, Inc.	1,003,980	5,868,263	Red Hat, Inc.*	122,670	6,067,258
Marsh & Mclennan Cos., Inc.	145,860	4,550,832	Teradata Corp.	118,130	7,861,552

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Information Technology - 20.1% (continued)			Telecommunication Services - 1.2%
TIBCO Software, Inc.*	262,320	$7,599,410	Crown Castle International Corp.	118,150	$6,121,352
Trimble Navigation, Ltd.*	112,470	5,656,116	NII Holdings, Inc.	61,230	1,094,792
VeriFone Systems, Inc.*	125,570	6,013,547	Total Telecommunication Services		7,216,144
Total Information Technology		120,984,729	Utilities - 1.1%
Materials - 7.4%			ITC Holdings Corp.	83,710	6,318,431
Airgas, Inc.	75,910	6,249,670	Total Common Stocks
CF Industries Holdings, Inc.	32,790	6,098,940	(cost $513,967,745)		595,863,674
Crown Holdings, Inc.	158,150	5,846,805	Other Investment Companies -1.1%[1]
Huntsman Corp.	588,430	8,037,954	Dreyfus Cash Management Fund,
Rock-Tenn Co., Class A	85,770	6,045,927	Institutional Class Shares, 0.10%
Rockwood Holdings, Inc.	115,250	6,137,063	(cost $6,589,210)	6,589,210	6,589,210
Sherwin-Williams Co., The	59,800	6,168,370	Total Investments - 100.3%
Total Materials		44,584,729	(cost $520,556,955)		602,452,884
			Other Assets, less Liabilities -(0.3)%		(1,984,027)
			Net Assets - 100.0%		$600,468,857

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

February 29, 2012 (unaudited)

	Shares	Value		Shares	Value
Common Stocks - 98.1%			Wilshire Bancorp, Inc.*	129,370	$561,466
Consumer Discretionary - 18.9%			Total Financials		2,580,922
Amerigon, Inc.*	38,060	$560,243	Health Care - 25.1%
Archipelago Learning, Inc.*	26,293	240,318	Aegerion Pharmaceuticals, Inc.*	23,390	391,315
Body Central Corp.*	20,490	570,442	Arqule, Inc.*	31,870	226,277
Cache, Inc.*	60,856	379,133	AtriCure, Inc.*	28,901	294,790
Caribou Coffee Co., Inc.*	31,570	523,431	Auxilium Pharmaceuticals, Inc.*	26,720	527,987
Carrols Restaurant Group, Inc.*	47,610	565,607	BioScrip, Inc.*	75,670	479,748
Conn’s, Inc.*	36,980	490,355	Conceptus, Inc.*	19,990	269,265
Cost Plus, Inc.*	29,880	392,623	Cumberland Pharmaceuticals, Inc.*	32,710	259,390
Dorman Products, Inc.*	10,900	494,969	Derma Sciences, Inc.*	59,269	519,789
Drew Industries, Inc.*	9,300	254,820	Dusa Pharmaceuticals, Inc.*	117,260	565,193
Full House Resorts, Inc.*	117,906	377,299	Ensign Group, Inc., The	18,060	495,025
Kona Grill, Inc.*	94,620	509,056	Immunomedics, Inc.*	97,620	347,527
Krispy Kreme Doughnuts, Inc.*	50,660	414,399	Integramed America, Inc.*	57,312	631,005
LIN TV Corp., Class A*	121,644	501,173	LeMaitre Vascular, Inc.	67,173	376,169
Movado Group, Inc.*	25,750	551,050	Merge Healthcare, Inc.*	87,810	573,399
Nexstar Broadcasting Group, Inc., Class A*	46,180	380,985	National Research Corp.	9,059	349,949
Oxford Industries, Inc.*	2,280	114,912	Omnicell, Inc.*	33,900	505,788
Peet’s Coffee & Tea, Inc.*	6,810	438,496	OraSure Technologies, Inc.*	51,710	518,651
Red Robin Gourmet Burgers, Inc.*	17,220	592,540	Pacira Pharmaceuticals, Inc.*	37,920	405,744
Rick’s Cabaret International, Inc.*	36,360	341,784	Palomar Medical Technologies, Inc.*	66,850	738,024
Town Sports International Holdings, Inc.*	38,010	391,503	Pernix Therapeutics Holdings*	51,680	445,482
Total Consumer Discretionary		9,085,138	Quidel Corp.*	25,007	354,599
Consumer Staples - 2.4%			Raptor Pharmaceutical Corp.*	48,650	339,577
B&G Foods, Inc.	16,480	383,654	Rigel Pharmaceuticals, Inc.*	40,380	403,800
Inter Parfums, Inc.	25,280	426,474	RTI Biologics, Inc.*	117,170	433,529
Prestige Brands Holdings, Inc.*	20,770	342,705	Spectranetics Corp.*	47,440	368,134
Total Consumer Staples		1,152,833	Synergetics USA, Inc.*	77,730	489,699
Energy - 9.3%			Trius Therapeutics, Inc.*	76,110	385,117
Abraxas Petroleum Corp.*	137,107	551,170	US Physical Therapy, Inc.*	18,240	346,742
Double Eagle Petroleum Co.*	72,300	490,917	Total Health Care		12,041,714
Gulf Island Fabrication, Inc.	16,270	476,874	Industrials - 12.9%
Matrix Service Co.*	43,940	581,766	Astronics Corp.*	11,094	370,872
Mitcham Industries, Inc.*	19,650	459,221	CAI International, Inc.*	26,810	540,222
OYO Geospace Corp.*	5,010	551,351	DXP Enterprises, Inc.*	10,090	373,330
RigNet, Inc.*	29,390	499,630	Dynamic Materials Corp.	20,950	467,395
Triangle Petroleum Corp.*	66,360	475,801	Flow International Corp.*	126,690	506,760
Willbros Group, Inc.*	89,690	376,698	Furmanite Corp.*	58,190	424,787
Total Energy		4,463,428	GP Strategies Corp.*	31,802	498,019
Financials - 5.4%			LRAD Corp.*	172,828	245,416
Associated Estates Realty Corp.	28,770	429,248	On Assignment, Inc.*	31,420	436,110
Epoch Holding Corp.	19,280	481,036	Orion Marine Group, Inc.*	64,930	473,989
Evercore Partners, Inc., Class A	13,350	362,986	Quality Distribution, Inc.*	30,178	392,616
HFF, Inc., Class A*	16,190	233,298	Raven Industries, Inc.	7,000	441,350
Marlin Business Services Corp.	32,668	512,888	Roadrunner Transportation Systems, Inc.*	29,300	523,005

Managers Cadence Emerging Companies Fund Schedule of Portfolio Investments (continued)
	Shares	Value		Shares	Value
Industrials - 12.9% (continued)			SPS Commerce, Inc.*	17,320	$430,402
Xerium Technologies, Inc.*	65,360	$524,187	Vocus, Inc.*	19,540	264,376
Total Industrials		6,218,058	Web.com Group, Inc.*	33,200	439,568
Information Technology - 20.1%			XO Group, Inc.	56,630	511,935
Alliance Fiber Optic Products, Inc.*	73,573	682,022	Total Information Technology		9,637,229
Computer Task Group, Inc.*	31,400	461,894	Materials - 4.0%
CVD Equipment Corp.*	31,430	361,759	Flotek Industries, Inc.*	29,560	330,776
Deltek, Inc.*	53,830	593,745	Horsehead Holding Corp.*	56,820	647,748
Electro Scientific Industries, Inc.	30,930	428,071	Omnova Solutions, Inc.*	87,609	446,806
ExlService Holdings, Inc.*	16,820	467,932	Universal Stainless & Alloy*	14,230	476,420
Guidance Software, Inc.*	21,190	241,778	Total Materials		1,901,750
IXYS Corp.*	46,960	560,233	Total Common Stocks
Keynote Systems, Inc.*	22,070	438,972	(cost $43,018,774)		47,081,072
Liquidity Services, Inc*.	9,400	406,550	Other Investment Companies - 1.0%[1]
LivePerson, Inc.*	34,880	525,990	Dreyfus Cash Management Fund,
Monolithic Power Systems, Inc.*	27,520	511,597	Institutional Class Shares, 0.10%
OCZ Technology Group, Inc.*	56,390	484,390	(cost $499,755)	499,755	499,755
Oplink Communications, Inc.*	29,630	486,228	Total Investments - 99.1%
Procera Networks, Inc.*	13,110	255,121	(cost $43,518,529)		47,580,827
PROS Holdings, Inc.*	27,010	473,485	Other Assets, less Liabilities - 0.9%		420,516
SciQuest, Inc.*	40,610	611,181	Net Assets - 100.0%		$48,001,343

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 29, 2012, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$653,754,098	$76,944,329	$(7,005,930)	$69,938,399

Managers Cadence Focused Growth Fund	10,580,524	1,385,402	(129,919)	1,255,483

Managers Cadence Mid-Cap Fund	520,850,691	87,674,457	(6,072,264)	81,602,193

Managers Cadence Emerging Companies Fund	44,246,953	4,877,084	(1,543,210)	3,333,874

* Non-income-producing security.

1 Yield shown for each investment company represents the February 29, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of February 29, 2012, the securities in the Funds were all level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

As of February 29, 2012, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: April 26, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: April 26, 2012